36. Financial Instruments (Details 5)	12 Months Ended
Dec. 31, 2017
HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia)
DisclosureOfDateOfManifestationLineItems [Line Items]
Deadline for manifestation	Sep. 17, 2018
HPP Apucaraninha
DisclosureOfDateOfManifestationLineItems [Line Items]
Deadline for manifestation	Oct. 12, 2020
HPP Chaminé
DisclosureOfDateOfManifestationLineItems [Line Items]
Deadline for manifestation	Aug. 16, 2021
HPP Guaricana
DisclosureOfDateOfManifestationLineItems [Line Items]
Deadline for manifestation	Aug. 16, 2021